Shareholders' equity (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Treasury Shares Sales [Abstract]
Result of sold treasury shares	R$ 2,498	R$ 11,574	R$ 3,918